Acquisition of joint venture (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Business Combinations Cash Consideration

The consideration was made by the following:

Cash consideration paid	794
Cash payable for Flocktory’s stock option plan cancelation*	37

Total purchase consideration transferred	831

*	Based on Share purchase agreement (SPA) Qiwi plc is obliged to offer to employee stock option plan (ESOP) participants of Flocktory Ltd cash consideration for cancellation of 504 ESOP rights, 259 of which were cancelled at the date of acquisition (March 22, 2017), 120 to be offered for cancellation – at March 22, 2018, and 125 at March 22, 2019.

Summary of Fair Value of The Identifiable Assets and Liablilities as of The Date of Acquisition

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Fair value
Net assets acquired:
Property and equipment	1
Intangible assets	720
Accounts receivable	26
Cash and cash equivalents	55
Trade and other payables	(21)
Other liabilities	(1)

Total identifiable net assets at fair value	780

Group’s share of net assets (82%)	639

Goodwill arising on acquisition	192